Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 316,334	$ 190,327
Restricted cash	29	29
Prepaid income tax	104	0
Prepaid expenses and other current assets	17,568	12,048
Total current assets	334,035	202,404
Investment	536	529
Property and equipment, net	326	245
Deferred tax assets	221	221
Other assets	43	57
Total assets	335,161	203,456
CURRENT LIABILITIES:
Accounts payable	3,894	2,747
Accrued expenses and other liabilities	3,907	4,148
Total current liabilities	7,801	6,895
Total liabilities	7,801	6,895
Commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	438,825	279,480
Accumulated other comprehensive income	16,218	14,585
Accumulated deficit	(128,142)	(97,899)
Total shareholders’ equity	327,360	196,561
Total liabilities and shareholders' equity	335,161	203,456
Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary and deferred shares, value, issued	431	367
Deferred Shares
SHAREHOLDERS’ EQUITY:
Ordinary and deferred shares, value, issued	$ 28	$ 28